Loans and financing - Schedule of Finance lease liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	R$ 3,897	R$ 13,646
Future finance charges on finance leases	(223)	(1,129)
Present value of minimum lease payments	3,674	12,517
Less than 12 months [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	2,341	11,421
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	R$ 1,556	R$ 2,225